Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

10.Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.

(a)	The components of lease expenses were as follows:

Year ended December 31, 2019
Lease cost:
Amortization of right-of-use assets	39,693,063
Interest of lease liabilities	3,820,727
Expenses for short-term leases within 12 months	423,271
Total lease cost	43,937,061

(b)	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	45,584,621
Right-of-use assets obtained in exchange for lease obligations:	55,834,552

(c)	Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2019
Operating leases
Operating lease right-of-use assets	69,241,754
Operating lease liabilities, current	(38,210,188)
Operating lease liabilities, non-current	(26,651,446)
Total operating lease liabilities	(64,861,634)

As of December 31, 2019
Weighted-average remaining lease term
Operating leases	2.2 years
Weighted-average discount rate
Operating leases	5.7%

(d)	Maturities of lease liabilities were as follows:

As of December 31, 2019
2020	40,699,889
2021	22,240,997
2022	5,242,715
2023 and thereafter	—
Total undiscounted lease payments	68,183,601
Less: imputed interest	(3,321,967)
Total lease liabilities	64,861,634

(e)	Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2018
2019	35,453,783
2020	21,057,299
2021	3,180,192
2022 and thereafter	—
59,691,274